Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of accounts receivable

(In thousands)	December 31, 2021	December 31, 2022
Accounts receivable	27,899	31,192
Less: Allowance for current expected credit losses	(1,764)	(1,429)
Accounts receivable, net	26,135	29,763

Schedule of allowance for current expected credit loss

(In thousands)	December 31, 2020	December 31, 2021	December 31, 2022
Balance at beginning of the year	7,604	9,329	1,764
Additions	1,137	72	—
Reversals	—	(481)	(188)
Write-off	—	(7,375)	(2)
Exchange difference	588	219	(145)
Balance at end of the year	9,329	1,764	1,429

Schedule of summarizes customers with balances of accounts receivable

	December 31, 2021	December 31, 2022
Customer A	26%	*
Customer B	16%	39%
Customer C	13%	*
Customer D	11%	12%
Customer E	*	17%
*Less than 10%.